Segment Reporting (Details Narrative) - Integer	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Number of Reportable Segments					1
Number of operating segments	1	1	1	1
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | North America [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Concentration percentage	70.00%	38.00%	56.00%	38.00%	40.00%	23.00%
Revenue Benchmark [Member] | Geographic Concentration Risk [Member] | Internationally [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Concentration percentage	30.00%	62.00%	44.00%	62.00%	60.00%	77.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Concentration percentage					75.00%	88.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Concentration percentage	21.00%		35.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two and three customer [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Concentration percentage		82.00%		83.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Concentration percentage			67.00%		82.00%	93.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Customer, Extent of Reliance [Line Items]
Concentration percentage					82.00%